Net Loss per Share/Unit (Details) - Schedule of Diluted Net Loss Per Unit - shares	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument	164,547,131	226,494	119,076	164,515,242	972,193
Public Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument	8,622,235			8,622,235
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument				10,900,000
Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument	328,925			328,925
BHES Bonus Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument				2,068,416
Common Stock [Member] | Common Class A, Unvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument	848,415			848,415
Common Stock [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument	141,274,719			141,304,030
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument	504,421			443,221
Unvested Profits Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument		226,494	119,076		226,494
Member Loan Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument					34,588
Occidental Petroleum Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instrument					711,111